Share-based Compensation (Details Narrative) - USD ($)			12 Months Ended
	Sep. 11, 2020	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 07, 2018	Aug. 07, 2017	Jan. 23, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value exercise price of options			$ 1.99
Aggregate intrinsic value
Outstanding stock options				40
Stock option expenses			$ 0	$ 0
Common Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price			$ 1.99
Number of exercised warrants
Exercise price, exercised
Number of granted warrants			10,678,737
Pre-funded Common Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price			$ 1.99
Number of exercised warrants			795,000
Exercise price, exercised			$ 0.0001
Net proceeds from issuance of warrants			$ 80
Number of granted warrants			1,040,540
Preferred Series C Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price			$ 1.99
Number of exercised warrants			1,935,000
Exercise price, exercised			$ 4.00
Net proceeds from issuance of warrants			$ 7,740,000
Number of granted warrants
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option to purchase shares of common stock	798,360	5,201
Aggregate intrinsic value exercise price of options	$ 2.24	$ 23.28
Vesting rights description	Such RSUs were granted under the 2018 Plan, as amended. Fifty percent (50%) of each RSU will vest on the first anniversary date of the Grant and the remaining fifty percent (50%) will vest on the second anniversary date; provided that the RSUs shall vest immediately upon the occurrence of (i) a change in control, provided that the director is employed by or providing services to the Company and its affiliates on the closing date of such change of control, or (ii) the director's termination of employment of service by the Company was without cause.
Unamortized value			$ 1,364,879
Restricted stock unit expense			$ 404,589	$ 362,005
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized during period							4,323
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of available for grants			1,510
Amended Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option to purchase shares of common stock			2,813
2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized during period						7,031
Number of available for grants			3,967
2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option to purchase shares of common stock			3,064
2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized during period					1,120,125
Number of available for grants			315,162
2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option to purchase shares of common stock			804,963